Organization of the Company and Description of the Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1. Organization of the Company and Description of the Business

Eurasia Energy Limited (“the Company”) was incorporated in the State of Nevada on October 20, 2003, completed a continuation of its jurisdiction from Nevada to Anguilla, B.W.I. on December 31, 2007 and is currently inactive.